Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Equinox Ampersand Strategy Fund

of Equinox Funds Trust

Class A Shares: EEHAX

Class I Shares: EEHIX

Supplement dated July 11, 2019 to the Prospectus dated November 1, 2018 and the Statement of

Additional Information dated November 1, 2018.

The information in this Supplement updates and amends certain information contained in the Prospectus for the Class A Shares and the Class I Shares of the Equinox Ampersand Strategy Fund (the “Fund”) and should be read in conjunction with such Prospectus and Statement of Additional Information.

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The annual Fund Operating Expenses Table on pages 1-2 of the Prospectus is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees (3), (4)	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses (5)	2.16%	2.37%

Total Annual Fund Operating Expenses (6)	3.16%	3.12%

Fee Waiver and/or Expense Reimbursement (6)	(1.92)	(2.13)

Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (6)	1.24%	0.99%

(1)
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.

(2)	The Fund’s transfer agent charges this fee for each wire redemption.

(3)
“Management Fees” include a management fee paid to Equinox Institutional Asset Management, LP (“Equinox” or the “Adviser”) by the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund’s Board of Trustees.

(4)
For the 24-month period commencing July 1, 2018 and ending June 30, 2020 (the “Performance Period”), the Adviser’s entitlement to the Management Fee for the following 12-month period shall be subject to a performance-based voluntary waiver (the “Performance-Based Waiver”). Under the terms of the Performance-Based Waiver, the investment performance of the Institutional Class shares of the Fund will be measured against the S&P 500® Total Return Index (the “Benchmark”) over the Performance Period. In the event that the Fund underperforms the Benchmark over the Performance Period, the Adviser will voluntarily waive the Management Fee for the following 12-month period, excluding any portion of the Management Fee that the Adviser would otherwise be required to waive in order to satisfy its obligation under the Expense Limitation. For example, if the Adviser were required to waive its entire Management Fee under the terms of the contractual Expense Limitation, it would not have an additional obligation to make further waivers as a result of the Performance-Based Waiver. As a result there is no guarantee that shareholders will benefit from the Performance-Based Waiver for any full or partial 12-month period. The Performance Period will be extended from 24 months to 36 months for the period ending June 30, 2021 (i.e., from July 1, 2018 to June 30, 2021). For each successive 36-month period ending on June 30 of each year thereafter, the Adviser’s entitlement to the Management Fee for the following 12-month period shall also be subject to the Performance-Based Waiver. The Adviser reserves the right to modify or terminate the voluntary Performance-Based Waiver upon notice to the Fund’s Board of Trustees. The Adviser will not seek recoupment of any fees waived as a result of the Performance-Based Waiver.

(5)
“Other Expenses” does not include direct costs or indirect costs associated with any over-the-counter derivatives that provide the Fund, directly or through its Subsidiary, with exposure to the Overlay Strategy (defined below), which is the primary manner in which the Fund intends to gain exposure to the Fund’s Overlay Strategy. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the managed futures trading programs in the Overlay Strategy referenced by such derivative instruments. Such costs, which are not reflected in the Annual Fund Operating Expenses table, are deducted from the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in fiscal year 2018 in excess of 0.50% (annualized) of the notional exposure to managed futures trading programs in the Overlay Strategy provided by the relevant derivative instrument based upon prevailing interest rates as of the date of this prospectus. Investors should note that the cost of any investment in a derivative instrument such as a total return swap may fluctuate from time to time. To the extent that interest rates increase above current levels, the cost of the Fund’s investment in swaps is likely to increase. In addition to the derivative counterparty fees, the Adviser anticipates that any investment in the Overlay Strategy through a derivative instrument will further indirectly subject the Fund to aggregate management fees of up to 1.25% of notional exposure and performance-based incentive fees of up to 25% of new high net trading profits. The Adviser anticipates that the Fund’s average notional exposure to the Overlay Strategy during the current fiscal year will range approximately between 100% and 200% of Fund assets. The performance of the Fund is net of all such embedded counterparty, management and incentive/performance fees.

(6)
Equinox has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding any (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.24% of the average daily net assets for Class A shares and 0.99% of the Fund’s average daily net assets for Class I shares, respectively (the “Expense Limitation”). This Expense Limitation will remain in effect until at least October 31, 2019 but can be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund (excluding any fees waived as a result of the Performance-Based Waiver). The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s operating expenses are below the expense limitation amount.

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Equinox Ampersand Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Equinox Ampersand Strategy Fund

of Equinox Funds Trust

Class A Shares: EEHAX

Class I Shares: EEHIX

Supplement dated July 11, 2019 to the Prospectus dated November 1, 2018 and the Statement of

Additional Information dated November 1, 2018.

The information in this Supplement updates and amends certain information contained in the Prospectus for the Class A Shares and the Class I Shares of the Equinox Ampersand Strategy Fund (the “Fund”) and should be read in conjunction with such Prospectus and Statement of Additional Information.

*        *        *         *        *

The annual Fund Operating Expenses Table on pages 1-2 of the Prospectus is replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees (3), (4)	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses (5)	2.16%	2.37%

Total Annual Fund Operating Expenses (6)	3.16%	3.12%

Fee Waiver and/or Expense Reimbursement (6)	(1.92)	(2.13)

Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (6)	1.24%	0.99%

(1)
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.

(2)	The Fund’s transfer agent charges this fee for each wire redemption.

(3)
“Management Fees” include a management fee paid to Equinox Institutional Asset Management, LP (“Equinox” or the “Adviser”) by the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking may not be terminated by the Adviser as long as the investment advisory agreement between the Subsidiary and the Adviser is in place unless the Adviser obtains the prior approval of the Fund’s Board of Trustees.

(4)
For the 24-month period commencing July 1, 2018 and ending June 30, 2020 (the “Performance Period”), the Adviser’s entitlement to the Management Fee for the following 12-month period shall be subject to a performance-based voluntary waiver (the “Performance-Based Waiver”). Under the terms of the Performance-Based Waiver, the investment performance of the Institutional Class shares of the Fund will be measured against the S&P 500® Total Return Index (the “Benchmark”) over the Performance Period. In the event that the Fund underperforms the Benchmark over the Performance Period, the Adviser will voluntarily waive the Management Fee for the following 12-month period, excluding any portion of the Management Fee that the Adviser would otherwise be required to waive in order to satisfy its obligation under the Expense Limitation. For example, if the Adviser were required to waive its entire Management Fee under the terms of the contractual Expense Limitation, it would not have an additional obligation to make further waivers as a result of the Performance-Based Waiver. As a result there is no guarantee that shareholders will benefit from the Performance-Based Waiver for any full or partial 12-month period. The Performance Period will be extended from 24 months to 36 months for the period ending June 30, 2021 (i.e., from July 1, 2018 to June 30, 2021). For each successive 36-month period ending on June 30 of each year thereafter, the Adviser’s entitlement to the Management Fee for the following 12-month period shall also be subject to the Performance-Based Waiver. The Adviser reserves the right to modify or terminate the voluntary Performance-Based Waiver upon notice to the Fund’s Board of Trustees. The Adviser will not seek recoupment of any fees waived as a result of the Performance-Based Waiver.

(5)
“Other Expenses” does not include direct costs or indirect costs associated with any over-the-counter derivatives that provide the Fund, directly or through its Subsidiary, with exposure to the Overlay Strategy (defined below), which is the primary manner in which the Fund intends to gain exposure to the Fund’s Overlay Strategy. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the managed futures trading programs in the Overlay Strategy referenced by such derivative instruments. Such costs, which are not reflected in the Annual Fund Operating Expenses table, are deducted from the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in fiscal year 2018 in excess of 0.50% (annualized) of the notional exposure to managed futures trading programs in the Overlay Strategy provided by the relevant derivative instrument based upon prevailing interest rates as of the date of this prospectus. Investors should note that the cost of any investment in a derivative instrument such as a total return swap may fluctuate from time to time. To the extent that interest rates increase above current levels, the cost of the Fund’s investment in swaps is likely to increase. In addition to the derivative counterparty fees, the Adviser anticipates that any investment in the Overlay Strategy through a derivative instrument will further indirectly subject the Fund to aggregate management fees of up to 1.25% of notional exposure and performance-based incentive fees of up to 25% of new high net trading profits. The Adviser anticipates that the Fund’s average notional exposure to the Overlay Strategy during the current fiscal year will range approximately between 100% and 200% of Fund assets. The performance of the Fund is net of all such embedded counterparty, management and incentive/performance fees.

(6)
Equinox has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding any (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.24% of the average daily net assets for Class A shares and 0.99% of the Fund’s average daily net assets for Class I shares, respectively (the “Expense Limitation”). This Expense Limitation will remain in effect until at least October 31, 2019 but can be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund (excluding any fees waived as a result of the Performance-Based Waiver). The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund’s operating expenses are below the expense limitation amount.

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